Additional Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Additional Cash Flow Disclosures [Abstract]
Schedule of Net change in non-cash working capital
Net Change In Non-Cash Working Capital

	2024	2023	2022
Change in:
Other receivables	$(53)	$506	$345
Prepaid expenses	1,361	777	(1,247)
Accounts payable and accrued liabilities	1,220	(78)	1,662
Other liabilities	1,286	332	(352)
Non-cash impact of foreign exchange	(276)	228	(17)
Change in non-cash working capital related to operating activities	$3,538	$1,765	$391

Schedule of Other cash flow disclosures	Other Cash Flow Disclosures

	2024	2023	2022
Cash interest received	$1,339	$1,554	$452
Cash taxes paid	$184	$120	$46